Short-Term Investments	6 Months Ended
Jun. 30, 2025
Short-Term Investments [Abstract]
Short-term investments

Note 5 — Short-term investments

Short-term investments consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
Marketable securities	847,927,125	1,229,636,750	171,770,563

Fair value disclosure:

December 31, 2024
	December 31,	Fair Value
	2024	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	847,927,125	847,927,125	-	-

June 30, 2025
	June 30,	Fair Value
	2025	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	1,229,636,750	1,229,636,750	-	-

There is no transfer between the levels for the periods presented.

Gain from sales of investments amounted to approximately RMB 34,269,668 and RMB 29,784,104 (USD 4,160,605) for the year ended December 31, 2024 and for the six months ended June 30, 2025, respectively.